Summary of significant accounting policies	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Summary of significant accounting policies

2. Summary of significant accounting policies

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) for consolidated financial information and with the instructions to Form 20-F and Article 10 of Regulation S-X promulgated by the Securities and Exchange Commission (“SEC”). Any reference in these notes to applicable guidance is meant to refer to the authoritative US GAAP guidance as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”) unless otherwise stated.

A summary of the significant accounting policies applied in the preparation of these consolidated financial statements is presented below, only for the categories and headings now applicable and that might be applicable in the future based on the Company’s business. These policies have been consistently applied unless otherwise stated.

Principles of consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts reported in the consolidated financial statements and the disclosures made in the accompanying notes. Estimates and assumptions reflected in these consolidated financial statements include but are not limited to, the accrual for research and development expenses and related milestone payments, share-based compensation expense, valuation of Research & Development (“R&D”) tax credits, the valuation of equity and the recoverability of the Company’s net deferred tax assets and related valuation allowance. Estimates are periodically reviewed considering changes in circumstances, facts, and experience. Actual results may differ from these estimates under different assumptions or conditions. Changes in estimates are recorded in the period in which they become known. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed below.

Cash and cash equivalents

The Company considers all highly liquid investments purchased with original maturities of 90 days or less at acquisition to be cash equivalents, which amounts may at times exceed insured limits. The Company has not experienced any losses on such accounts and does not believe it is exposed to any significant credit risk. In the consolidated Cash Flow Statements, cash and cash equivalents include: cash on hand, deposits held with banks, and other short-term highly liquid investments. In the consolidated balance sheets, bank overdrafts, if any, are shown in current liabilities. Cash and cash equivalents are detailed as follows:

	At December 31,
	2024	2023	2022
	(Euro)
Cash in bank	€2,530,549	€3,687,402	€29,790,838
Cash in short-term marketable securities	2,047,200	-	-
Cash in hand & prepaid cards	4,000	4,018	4,018
Total cash and cash equivalents	€4,581,749	€3,691,420	€29,794,856

Marketable securities

	December 31, 2024
	Amortized Cost	Fair Value	Unrealized Gain (Loss)	Allowance for Credit Losses

Available-for-sale (AFS)	€7,992,891	€8,078,002	€96,234	€-

Total Debt Securities	€7,992,891	€8,078,002	€96,234	€-

	December 31, 2023
	Amortized Cost	Fair Value	Unrealized Gain (Loss)	Allowance for Credit Losses

Available-for-sale (AFS)	€15,123,831	€15,084,284	€214,984	€-

Total Debt Securities	€15,123,831	€15,084,284	€214,984	€-

There were no marketable securities in 2022.

The Company invests available liquid assets, (i.e., not used or are expected to be needed in short/very short-term operations), in marketable securities consisting of highly rated domestic and foreign government debt securities, specifically U.S. Treasury Bills and Notes, and Italian Government Bonds. Since the Company’s intent was not to sell the securities immediately, but the Company was uncertain if the securities would be held until maturity, it was determined that debt securities were to be classified as available for sale marketable securities (“AFS”).

Investments with a remaining maturity of greater than three (3) months at the time of purchase are classified as AFS marketable securities.

AFS marketable securities with a remaining maturity date greater than one year are classified as non-current assets.

Measurement is made at fair value and change in value is made with the unrealized gains and losses included in other comprehensive income (loss) as a component of shareholders’ equity until realized. Any premium arising at purchase is amortized to the earliest call date and any discount arising at purchase is accreted to maturity. Amortization and accretion of premiums and discounts are recorded in interest income, net. Realized gains and losses on AFS debt securities are determined using the specific identification method and are included in other income (expense), net.

The Company assesses its available-for-sale debt securities under the AFS debt security impairment model in ASC 326 as of each reporting date in order to determine if a portion of any decline in fair value below carrying value recognized on its AFS debt securities is the result of a credit loss. The Company records credit losses in the Consolidated Statements of Operations and Comprehensive Loss as credit loss expense within other income (expense), net, which is limited to the difference between the fair value and the amortized cost of the security. To date, the Company has not recorded any credit losses on its AFS debt securities.

Accrued interest receivable related to the Company’s AFS debt securities is presented within prepaids and other current assets on the Company’s Consolidated Balance Sheets. The Company excludes accrued interest receivable from both the fair value and the amortized cost basis of AFS debt securities for the purposes of identifying and measuring any impairment. The Company writes-off accrued interest receivable once it has determined that the asset is not realizable. Any write-offs of accrued interest receivable are recorded by reversing interest income, recognizing credit loss expense, or a combination of both. To date, the Company has not written off any accrued interest receivables associated with its marketable securities.

The unrealized gain recognized during the reporting period on marketable securities still held at the report date was approximately €96,000, while there was no unrealized loss recognized during the reporting period on marketable securities still held at the report date.

Net loss and comprehensive income (loss)

Comprehensive loss is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources. ASC 220 Comprehensive Income requires that an entity records all components of comprehensive income (loss), net of their related tax effects, in its financial statements in the period in which they are recognized.

For the year ended December 31, 2024, net loss was approximately €8.9 million with other comprehensive loss being approximately €142,196 and total comprehensive loss was approximately €9.1 million.

For the year ended December 31, 2023, net loss was €11.6 million with other comprehensive income being approximately €199,131 and total comprehensive loss was €11.4 million.

For 2022, the comprehensive loss was equal to the net loss.

Net loss per share

Net loss per share (“EPS”) is computed in accordance with US GAAP. Basic EPS is computed by dividing net loss by the weighted average number of common shares outstanding during the period. Diluted EPS reflects potential dilution and is computed by dividing net loss by the weighted average number of common shares outstanding during the period, increased by the number of additional common shares that would have been outstanding if all potential common shares had been issued and were dilutive.

The EPS calculation was applied at the Company conversion to S.p.A. in June 2021, after the increase in capital to €50,000 was required to be an S.p.A. by Italian law. The Company’s shareholders authorized 59.7 million ordinary common shares.

In July 2023, following the ATM Offering exercise, 100 new ADS were issued.

In March 2024, 72,908 additional ADSs were issued pursuant to the Sales Agreement.

At December 31, 2024, the Company had 18,289,866 common shares issued and outstanding with 1.8 million common shares reserved for the Company’s Equity Incentive Plan 2021–2035.

At December 31, 2024, the Company had 889,658 outstanding options and 23,502 common share equivalents, in the form of underwriters’ common share warrants. Diluted EPS was not relevant at December 31, 2024, 2023, or 2022, as the effect of common share equivalents, in the form of 889,658 stock options and of 23,502 underwriters’ common share warrants, would have been anti-dilutive. (See Note 11. Shareholders’ equity and Note 12. Share-based compensation.)

Foreign currency translation

The reporting and functional currency of the Company is Euros. All amounts are presented in Euros unless otherwise stated. All amounts disclosed in the consolidated financial statements and notes have been rounded to the nearest Euro unless otherwise stated. Foreign currency transactions, if any, are translated into Euros using the exchange rates prevailing at the date(s) of the transaction(s) or valuation where items are re-measured. Foreign exchange gains and losses resulting from the settlement of such transactions and the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated Statements of Operations. For financial reporting purposes, the assets and liabilities of the U.S. Subsidiary are translated into EUR using exchange rates in effect at the balance sheet date. The net income/(loss) of the U.S. Subsidiary is translated into EUR using average exchange rates in effect during the reporting period. The resulting currency translation impact is recorded in Shareholders’ equity as a cumulative translation adjustment.

For the year ended 2024, the currency translation impact was approximately €23,400. During the period ended December 31, 2024, foreign exchange gains and losses were a net gain of approximately €0.2 million.

For the year ended 2023, the currency translation impact was approximately €15,800. During the period ended December 31, 2023, foreign exchange gains and losses were a net loss of approximately €0.2 million.

For the year ended 2022, the net exchange gain was approximately €2.3 million, and was related mainly to: i) approximately €1.6 million in net exchange rate gains realized on the conversion of $12.0 million of IPO proceeds obtained in December 2021 to Euros; ii) approximately €0.4 million in net exchange rate gain realized on USD$ trade payables; and iii) approximately €0.3 million in exchange gain unrealized on USD$ time deposits.

Any change in the net foreign exchange rate effect is due to the fluctuation in the USD exchange rate with the Euro.

Emerging growth company status

The Company is an “emerging growth company,” as defined in the U.S. Jumpstart Our Business Startups Act, or U.S. JOBS Act, and may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies. The Company may take advantage of these exemptions until the Company is no longer an “emerging growth company.” Section 107 of the U.S. JOBS Act provides that an “emerging growth company” can take advantage of the extended transition period afforded by the U.S. JOBS Act for the implementation of new or revised accounting standards. The Company has elected to use the extended transition period for complying with new or revised accounting standards and, because of this election, its consolidated financial statements may not be comparable to companies that comply with public company effective dates. The Company may take advantage of these exemptions up until the last day of the fiscal year following the fifth anniversary of its initial public offering (“IPO”) or such earlier time that it is no longer an “emerging growth company.”

Fair value measurements

Certain assets and liabilities of the Company are carried at fair value under US GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

● Level 1 — Quoted prices in active markets for identical assets or liabilities.

● Level 2 — Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

● Level 3 — Unobservable inputs that are supported by little or no market activity that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The carrying values of the Company’s R&D tax credits, VAT credits, accounts payable, accrued expenses and other current liabilities were evaluated and determined to approximate their fair values due to the short-term nature of these assets and liabilities.

	December 31, 2024
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	€4,581,749	4,581,749	€-	€-
Marketable Securities	8,078,002	8,078,002	-	-
Total financial assets	€12,659,751	€12,659,751	€-	€-

	December 31, 2023
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	3,691,420	3,691,420
Marketable Securities	€15,084,284	15,084,284	€-	€-
Total financial assets	€18,775,704	€18,775,704	€-	€-

	December 31, 2022
	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	€29,794,856	29,794,856	€-	€-
Total financial assets	€29,794,856	€29,794,856	€-	€-

Segment information

Operating segments are identified as components of an enterprise for which separate discrete financial information is available for evaluation by the chief operating decision-maker in making decisions regarding resource allocation and assessing performance. The Company and its chief operating decision-maker view the Company’s operations and manages its business in one operating segment, which is the research and development in the pharmaceutical sector with a focus on developing novel therapeutics to treat cancer.

Tax credit on investments in research and development

In line with the legislation in force at December 31, 2024, 2023 and 2022, companies in Italy that invest in eligible research and development activities, regardless of the legal form and economic sector in which they operate, can benefit from a tax credit which can be used to reduce most taxes payable, including income tax or regional tax on productive activities, as well as social security contributions and payroll withholding taxes.

For eligible research and development activities, the tax credit was equal to 20% in fiscal year 2022 (“FY 2022”) of the eligible costs incurred, with a maximum annual amount of €4.0 million. Starting with the fiscal year 2023 (“FY 2023”) the law extended the measure up to the tax period ended December 31, 2031; however, the tax credit rate was decreased to 10% of the eligible expenses, and the annual ceiling of the credit increased to €5.0 million.

The eligible activities consist of fundamental research, industrial research, and experimental development as defined in letters m), q) and j) of point 15, par. 1.3 of the Communication no. 198/2014 of the European Commission. To determine the cost basis of the benefit, the following expenses are eligible:

●	Personnel costs;

●	Depreciation charges, costs of the financial or simple lease and other expenses related to movable tangible assets and software used in research and development projects;

●	Expenses for extra-euro research contracts concerning the direct execution of eligible research and development activities by the provider;

●	Depreciation charges;

●	Expenses for consulting services and equivalent services related to eligible research and development activities; and,

●	Expenses for materials, supplies, and other similar products used in research and development projects.

The receivable is recognized when there is reasonable assurance that: (1) the recipient will comply with the relevant conditions; and (2) the grant will be received. The Company has elected to present it net of the related expenditure on the Consolidated Statements of Operations and Comprehensive Loss.

While these tax credits can be carried forward indefinitely, the Company recognized an amount which reflects management’s best estimate of the amount that is reasonably assured to be realized or utilized in the foreseeable future based on historical benefits realized, adjusted for expected changes, as applicable. The tax credits are recorded as an offset to research and development expenses in the Consolidated Statements of Operations and Comprehensive Loss.

Share-based compensation

To reward the efforts of employees, officers, directors, and certain consultants, and to promote the Company’s growth and development, the Board may approve, upon occasion, various share-based awards. The Company’s stock option plan (the “Equity Incentive Plan 2021–2025” or the “Plan”), under which stock options are granted, was originally approved on May 20, 2021.

In June 2023, the Company’s shareholders modified the Plan to extend the final deadline for the issuance of the ordinary shares until December 31, 2035, to allow that all stock options granted during the term of the Plan could provide for an exercise period of 10 years starting from the date of grant. (See Note 12. Share-based compensation.)

Currently, the Company has authorized options on 1,828,986 ordinary shares (i.e., approximately 10% of the number of shares outstanding, which are currently 18,289,866 ordinary shares outstanding); however, as provided by the Plan, the Company may increase the authorized shares under the Plan up to a maximum of 2,700,000 ordinary shares without further shareholder approval. Therefore, as the Company raises additional capital, the Board has the authority to issue options on 1,828,986 to 2,700,000 ordinary shares, as the number of issued and outstanding ordinary shares grows, i.e., the Company does not have to obtain further authorization from shareholders to increase the number of ordinary shares available for equity grants until the outstanding ordinary shares exceed 27,000,000.

The Company measures its stock option awards granted to employees, officers, directors, and consultants under the Plan based on their fair value on the date of the grant and recognizes compensation expense for those awards over the requisite service period, which is normally the vesting period of the respective award. Forfeitures are accounted for as they occur. The measurement date for option awards is the date of the grant. The Company classifies stock-based compensation expense in its Consolidated Statement of Operations and Comprehensive Loss in the same manner in which the award recipient’s payroll costs are classified or in which the award recipient’s service payments are classified.

The Company chose the Black-Scholes-Merton model because it is considered easier to apply and also it is a defined equation and incorporates only one set of inputs. As a result, it is the model most commonly in use.

Representative warrants

The Company agreed to issue warrants to the underwriters of the IPO (“Warrants”) to purchase 23,502 ADSs. The Warrants are exercisable at a per share exercise price of $14.375 per ADS. The Warrants are exercisable at any time and from time to time, in whole or in part, during the four and one-half-year period commencing June 13, 2022.

The Warrants will provide for adjustment in the number and price of the Warrants and the ADSs underlying such Warrants in the event of recapitalization, merger, stock split or other structural transactions, or a future financing undertaken by the Company. The Warrants were evaluated under applicable guidance and accordingly classified as equity in the consolidated financial statements.

Non-current assets right of use (ROU)

Upon commencement of a contract containing a lease, the Company classifies leases other than short-term leases as either an operating lease or a finance lease according to the criteria prescribed by ASC 842. The Company recognizes both lease liabilities and right-of-use assets on the balance sheet for all leases, except for short-term leases (those with a lease term of 12 months or less). Lease liabilities are initially measured at the present value of the future lease payments over the lease term, discounted at the rate implicit in the lease or, if that rate is not readily determinable, the Company’s incremental borrowing rate. The right-of-use assets represent the lessee’s right to use the underlying asset for the lease term and are initially measured at the same amount as the corresponding lease liability. For finance leases, the Company recognizes interest expense on the lease liability and amortization expense on the right-of-use asset. For operating leases, lease expense is recognized on a straight-line basis over the lease term.

Fixed Assets

Fixed assets are stated at cost, including any accessory and direct costs that are necessary to make the assets fit for use, and adjusted by the corresponding accumulated depreciation. Depreciation is systematically recorded in the consolidated financial statements taking into consideration the use, purpose, and financial-technical duration of the assets, based on their estimated useful economic lives. Leasehold improvements depreciation is recorded based on the shorter of the life of the leasehold improvement or the remaining term of the lease.

Ordinary maintenance costs are expensed to the Consolidated Statements of Operations and Comprehensive Loss in the year in which they are incurred. Extraordinary maintenance costs, the purpose of which is to extend the useful economic life of the asset, to technologically upgrade it and/or to increase its productivity or safety for the purpose of economic productivity of the Company, are attributed to the asset to which they refer and depreciated on the basis of its estimated useful economic life. Amortization of leasehold improvements is computed using the straight-line method based upon the terms of the applicable lease or estimated useful life of the improvements, whichever is less.

Impairment of long-lived assets

In accordance with ASC Topic 360-10-20, “Property, Plant and Equipment,” the Company performs an impairment test whenever events or circumstances indicate that the carrying value of long-lived assets with finite lives may be impaired. Impairment is measured by comparing the carrying value of the long-lived assets to the estimated undiscounted pre-tax cash flows expected to result from the use of such assets and their ultimate disposition. In circumstances where impairment is determined to exist, the Company will write down the asset to its fair value based on the present value of estimated cash flows. To date, no impairments have been identified for the years ended December 31, 2024, 2023, and 2022.

Deferred offering costs

Deferred public offering costs, which primarily consist of direct, incremental legal and accounting fees relating to fundraising activities (e.g., an IPO), were capitalized within prepaid expenses and other current assets prior to the IPO and netted or offset with the IPO proceeds upon closing of the IPO.

For the year ended December 31, 2024, the Company incurred approximately €0.2 million of costs in connection with its sales of ADSs pursuant to the Sales Agreement that were fully expensed in the Consolidated Statement of Operations and Comprehensive Loss and approximately €0.2 million of deferred due diligence and other preliminary activities connected to a financing transaction expected to be completed in the following period.

For the year ended December 31, 2023, the Company incurred approximately €0.3 million of ATM Offering costs that were fully expensed in the Consolidated Statement of Operations and Comprehensive Loss.

For the year ended December 31, 2022, the Company did not incur offering costs.

Recently issued accounting pronouncements

In November 2023, FASB issued ASU 2023-07, which amends ASC 280 to improve the information that a public entity discloses about its reportable segments and to address investor requests for more information about reportable segment expenses by requiring incremental disclosures for segment reporting. The effective date for ASU 2023-07 is for fiscal years beginning after December 15, 2023, and interim periods with fiscal years beginning after December 15, 2024. The amendment requires companies to disclose more information about their reportable segments, including: (1) significant segment expenses, (2) ‘other’ segment items, (3) the title and position of the chief operating decision maker (“CODM”), (4) how the CODM uses the reported measure(s) of segment profit or loss and (5) annual disclosures about a reportable segment’s profit or loss and assets. The Company believes that this ASU does not have a material impact on its consolidated financial statements and related disclosures.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which modifies the rules on income tax disclosures to require disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. The standard is intended to benefit investors by providing more detailed income tax disclosures that would be useful in making capital allocation decisions. The guidance is effective for annual periods beginning after December 15, 2024, with early adoption permitted. ASU 2023-09 should be applied on a prospective basis, but retrospective application is permitted. The Company believes that this ASU does not have a material impact on its consolidated financial statements and related disclosures.

In March 2024, FASB issued ASU 2024-01, Scope Application of Profits Interest and Similar Awards, which clarifies how an entity determines whether a profits interest or similar award (hereafter a “profits interest award”) is (1) within the scope of Accounting Standards Codification (ASC) 718, Compensation — Stock Compensation, or (2) not a share-based payment arrangement and therefore within the scope of other guidance. For public business entities, ASU 2024-01 is effective for annual periods beginning after December 15, 2024, and interim periods within those annual periods. For all other entities, the amendments are effective for annual periods beginning after December 15, 2025, and interim periods within those annual periods. The Company believes that this ASU does not have a material impact on its consolidated financial statements and related disclosures.

In November 2024, FASB issued ASU 2024-04, Debt – Debt with conversion and other options (subtopic 470-20): Induced conversions of convertible debt instruments which provides guidance on accounting for induced conversions of convertible debt instruments. For public business entities, ASU 2024-04 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual periods. The Company is still evaluating the impact.